Reporting Entity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reporting Entity
1.	Reporting Entity

LINE Corporation (the “Company”) was incorporated in September 2000 in Japan in accordance with the Companies Act of Japan under the name Hangame Japan Corporation to provide online gaming services. The Company changed its name to NHN Japan Corporation in August 2003, and subsequently changed its name to LINE Corporation in April 2013. The Company is a subsidiary of NAVER Corporation (“NAVER”), formerly NHN Corporation, which is domiciled in Korea. NAVER is the ultimate parent entity of the Company and its subsidiaries (collectively “the Group”). The Company’s head office is located at 4-1-6 Shinjuku, Shinjuku-ku, Tokyo, Japan.

The Company listed shares of its common shares in the form of American depositary shares on the New York Stock Exchange and shares of its common shares on the Tokyo Stock Exchange.

The Group mainly operate a cross-platform messenger application, LINE, and provides communication and content sales and advertising services. Communication and content are provided via the LINE platform, while advertising services are provided via LINE advertising, and web portals, livedoor and NAVER Matome.